Quarterly Holdings Report
for
Fidelity® Equity Growth K6 Fund
February 28, 2025
EGK-NPRT1-0425
1.9909903.101
Common Stocks - 98.4%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (a)	8,185	213,465
Pharmaceuticals - 0.5%
UCB SA	5,630	1,060,303
TOTAL BELGIUM		1,273,768
BRAZIL - 1.3%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (a)	1,024	2,172,795
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	61,394	578,945
TOTAL BRAZIL		2,751,740
CANADA - 1.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd (United States)	9,327	263,674
Information Technology - 1.0%
IT Services - 1.0%
Shopify Inc Class A (United States) (a)	18,326	2,052,512
TOTAL CANADA		2,316,186
CHINA - 3.9%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd	34,523	2,124,771
Consumer Discretionary - 2.9%
Automobiles - 1.0%
BYD Co Ltd H Shares	40,071	1,920,232
Broadline Retail - 0.5%
PDD Holdings Inc Class A ADR (a)	9,501	1,080,169
Hotels, Restaurants & Leisure - 1.4%
Meituan B Shares (a)(b)(c)	58,432	1,220,004
Trip.com Group Ltd ADR	27,228	1,543,283
		2,763,287
TOTAL CONSUMER DISCRETIONARY		5,763,688

TOTAL CHINA		7,888,459
DENMARK - 0.5%
Health Care - 0.5%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	3,154	254,887
Pharmaceuticals - 0.4%
Novo Nordisk A/S Class B ADR	9,483	859,634
TOTAL DENMARK		1,114,521
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)	7,528	850,062
ISRAEL - 0.8%
Health Care - 0.5%
Biotechnology - 0.0%
Gamida Cell Ltd (d)	10,294	0
Gamida Cell Ltd warrants 4/21/2028 (a)(d)	501	0
		0
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (a)	66,245	1,090,393
TOTAL HEALTH CARE		1,090,393

Information Technology - 0.3%
IT Services - 0.3%
Wix.com Ltd (a)	3,041	610,298
TOTAL ISRAEL		1,700,691
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	15,561	781,660
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	8,073	891,050
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	29,087	5,251,076
UNITED KINGDOM - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (a)	1,921	56,420
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	11,347	548,854
TOTAL UNITED KINGDOM		605,274
UNITED STATES - 86.1%
Communication Services - 8.0%
Entertainment - 1.3%
Live Nation Entertainment Inc (a)	7,439	1,066,455
ROBLOX Corp Class A (a)	24,669	1,569,935
		2,636,390
Interactive Media & Services - 6.7%
Alphabet Inc Class A	54,464	9,274,130
Meta Platforms Inc Class A	6,776	4,527,723
		13,801,853
TOTAL COMMUNICATION SERVICES		16,438,243

Consumer Discretionary - 14.7%
Broadline Retail - 10.9%
Amazon.com Inc (a)	104,497	22,182,624
Savers Value Village Inc (a)(e)	23,817	178,151
		22,360,775
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (a)	997	311,134
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (a)	18,434	2,559,930
Carnival Corp (a)	8,304	198,714
Kura Sushi USA Inc Class A (a)	3,965	246,623
Starbucks Corp	8,284	959,370
		3,964,637
Household Durables - 0.3%
TopBuild Corp (a)	1,862	570,498
Specialty Retail - 1.5%
Floor & Decor Holdings Inc Class A (a)	4,550	439,667
Lowe's Cos Inc	10,335	2,569,694
		3,009,361
TOTAL CONSUMER DISCRETIONARY		30,216,405

Consumer Staples - 1.7%
Beverages - 0.6%
Constellation Brands Inc Class A	7,527	1,320,989
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	30,164	2,169,093
TOTAL CONSUMER STAPLES		3,490,082

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy Inc	9,505	2,172,463
Range Resources Corp	26,903	998,639
		3,171,102
Financials - 9.8%
Banks - 0.4%
Huntington Bancshares Inc/OH	24,230	399,068
M&T Bank Corp	1,996	382,673
		781,741
Capital Markets - 1.3%
Intercontinental Exchange Inc	12,162	2,106,823
Morgan Stanley	4,015	534,437
		2,641,260
Consumer Finance - 0.9%
Capital One Financial Corp	9,651	1,935,508
Financial Services - 5.9%
Mastercard Inc Class A	9,089	5,238,082
Rocket Cos Inc Class A (e)	29,176	408,464
Toast Inc Class A (a)	39,631	1,529,757
Visa Inc Class A	13,699	4,968,764
		12,145,067
Insurance - 1.3%
Arthur J Gallagher & Co	7,833	2,645,517
TOTAL FINANCIALS		20,149,093

Health Care - 14.9%
Biotechnology - 3.5%
Alnylam Pharmaceuticals Inc (a)	7,275	1,795,106
Arcellx Inc (a)	1,047	67,867
Beam Therapeutics Inc (a)(e)	1,463	38,535
Biogen Inc (a)	3,993	561,017
Blueprint Medicines Corp (a)	736	71,076
Cytokinetics Inc (a)	3,975	182,850
Exact Sciences Corp (a)	36,115	1,712,212
Gilead Sciences Inc	15,924	1,820,272
Hookipa Pharma Inc (a)	514	786
Insmed Inc (a)	4,953	403,917
Janux Therapeutics Inc (a)	1,612	53,019
Krystal Biotech Inc (a)	424	76,002
Moderna Inc (a)	7,080	219,197
Seres Therapeutics Inc (a)	1,767	1,342
Synlogic Inc (a)	323	452
Vor BioPharma Inc (a)	4,167	4,500
XOMA Royalty Corp (a)	5,660	128,482
		7,136,632
Health Care Equipment & Supplies - 4.5%
Align Technology Inc (a)	5,226	977,419
Boston Scientific Corp (a)	63,342	6,574,266
Ceribell Inc	1,949	45,295
Glaukos Corp (a)	4,301	516,206
Hologic Inc (a)	8,337	528,482
Penumbra Inc (a)	2,150	613,696
Pulmonx Corp (a)	2,048	17,654
RxSight Inc (a)	929	26,346
		9,299,364
Health Care Providers & Services - 1.7%
HealthEquity Inc (a)	20,332	2,231,641
Humana Inc	3,522	952,419
UnitedHealth Group Inc	550	261,228
		3,445,288
Health Care Technology - 0.3%
Veeva Systems Inc Class A (a)	2,383	534,126
Life Sciences Tools & Services - 1.6%
10X Genomics Inc Class A (a)	9,571	102,314
Bio-Techne Corp	4,800	296,400
Bruker Corp	11,801	557,243
Codexis Inc (a)	24,059	73,139
Danaher Corp	5,914	1,228,693
MaxCyte Inc (United States) (a)	20,655	68,988
Thermo Fisher Scientific Inc	1,839	972,757
		3,299,534
Pharmaceuticals - 3.3%
Aclaris Therapeutics Inc (a)	1,046	2,082
Eli Lilly & Co	4,838	4,454,008
Royalty Pharma PLC Class A	65,371	2,199,080
Zevra Therapeutics Inc (a)(e)	12,203	97,746
		6,752,916
TOTAL HEALTH CARE		30,467,860

Industrials - 8.2%
Aerospace & Defense - 1.5%
GE Aerospace	14,422	2,985,066
Loar Holdings Inc	94	6,831
		2,991,897
Building Products - 0.0%
Simpson Manufacturing Co Inc	556	91,405
Electrical Equipment - 1.0%
GE Vernova Inc	6,151	2,061,692
Ground Transportation - 0.8%
Uber Technologies Inc (a)	21,358	1,623,422
Machinery - 2.2%
Deere & Co	5,284	2,540,495
Ingersoll Rand Inc	11,240	952,927
Westinghouse Air Brake Technologies Corp	5,323	986,671
		4,480,093
Professional Services - 2.0%
Equifax Inc	12,675	3,107,910
KBR Inc	8,476	415,578
UL Solutions Inc Class A	12,111	644,184
		4,167,672
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	7,938	1,401,924
TOTAL INDUSTRIALS		16,818,105

Information Technology - 25.0%
Electronic Equipment, Instruments & Components - 0.9%
Flex Ltd (a)	24,953	945,469
Jabil Inc	6,237	966,236
		1,911,705
Semiconductors & Semiconductor Equipment - 11.5%
Astera Labs Inc (a)	315	23,420
Broadcom Inc	5,269	1,050,797
NVIDIA Corp	176,125	22,001,536
SiTime Corp (a)	2,486	385,703
		23,461,456
Software - 7.2%
Appfolio Inc Class A (a)	447	95,882
DocuSign Inc (a)	7,006	582,689
HubSpot Inc (a)	3,239	2,345,004
Microsoft Corp	24,421	9,694,893
Nutanix Inc Class A (a)	4,080	313,711
OpenAI Global LLC rights (a)(d)(f)	70,200	75,114
SailPoint Inc (e)	1,100	26,399
Servicenow Inc (a)	1,378	1,281,209
Zeta Global Holdings Corp Class A (a)(e)	19,151	329,589
		14,744,490
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc	45,630	11,035,159
TOTAL INFORMATION TECHNOLOGY		51,152,810

Materials - 1.6%
Construction Materials - 0.4%
Eagle Materials Inc	376	85,055
Martin Marietta Materials Inc	1,565	756,114
		841,169
Containers & Packaging - 0.7%
International Paper Co	23,925	1,348,174
Metals & Mining - 0.5%
Carpenter Technology Corp	5,114	1,058,956
TOTAL MATERIALS		3,248,299

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Zillow Group Inc Class A (a)	3,336	248,165
Zillow Group Inc Class C (a)	14,224	1,090,412
		1,338,577
TOTAL UNITED STATES		176,490,576
TOTAL COMMON STOCKS (Cost $187,215,472)		201,915,063

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (a)(d)(f)	400	5,060
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc, Series F (d)(f)	1,470	56,771
Information Technology - 0.0%
Software - 0.0%
xAI Corp Series C (d)(f)	4,600	99,590
TOTAL UNITED STATES		161,421
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $136,647)		161,421

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.35	3,109,800	3,110,422
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	919,733	919,825
TOTAL MONEY MARKET FUNDS (Cost $4,030,247)			4,030,247

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $191,382,366)	206,106,731
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(810,459)
NET ASSETS - 100.0%	205,296,272

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,220,004 or 0.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,220,004 or 0.6% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,535 or 0.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	5,104

Anduril Industries Inc, Series F	8/07/24	31,953

OpenAI Global LLC rights	9/30/24	70,200

xAI Corp Series C	11/22/24	99,590

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,645,705	62,174,399	61,709,682	41,989	-	-	3,110,422	3,109,800	0.0%
Fidelity Securities Lending Cash Central Fund	228,675	2,495,977	1,804,827	298	-	-	919,825	919,733	0.0%
Total	2,874,380	64,670,376	63,514,509	42,287	-	-	4,030,247	4,029,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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